Trade Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense	$ 0	$ 0	$ 0
Receivables sold without recourse	$ 75,000,000	$ 0
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of companies in consolidated net revenues	17.60%	13.10%	10.50%
Number of customers | Customer	1	1	1